Note 13 - Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Fair Value of Financial Instruments (Details) [Line Items]
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, Related Allowance	$ 3,412	$ 2,625	$ 2,107
Other Real Estate	1,147	1,058	2,617
Other Real Estate, Gross	2,217	2,217	4,214
Real Estate Owned, Valuation Allowance	1,070	1,159	1,597
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	88	577	331
Collateral Dependent Loans [Member]
Note 13 - Fair Value of Financial Instruments (Details) [Line Items]
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0	2,479
Impaired Financing Receivable, with Related Allowance, Recorded Investment	12,773	7,701	1,979
Impaired Financing Receivable, Related Allowance	3,292	2,498	1,979
Provision for Loan Losses Expensed	$ (1,044)	$ 519